Convertible Debentures (Details) - USD ($)							1 Months Ended		12 Months Ended
	Dec. 07, 2022	Aug. 10, 2022	Aug. 09, 2022	Mar. 03, 2022	Dec. 14, 2020	Jan. 01, 2020	May 17, 2022	Jan. 29, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Convertible Debentures (Details) [Line Items]
Received net proceeds			$ 3,300,000		$ 1,540,000		$ 1,955,000		$ 1,540,000
Senior secured convertible debenture					9.00%
Principal amount	$ 3,000,000	$ 3,500,000			$ 1,600,000		$ 2,100,000
Convertible shares (in Shares)					800,000
Convertible per share					$ 2
Issuance accrues interest rate					9.00%
Subscription amount					$ 1,000,000
Convertible debentures description					the purchaser shall receive a certificate representing 50,000 ADSs (or such lesser number on a ratable basis if the subscription amount is less than $1 million). Both the Debenture and the December 2020 Warrants include a full ratchet anti-dilution provision, and contain a beneficial ownership limitation on such conversion or exercise.				As part of consideration of entering into the Securities Purchase Agreement, the Company agreed to extend the February 2021 and December 2021 Warrants termination dates as follows: (i) the termination date for the Series D American Depositary Shares Purchase Warrant shall be extended to February 18, 2028; (ii) the termination date for the Series E American Depositary Shares Purchase Warrant shall be extended to February 18, 2025; (iii) the termination date for the Series F American Depositary Shares Purchase Warrant shall be extended to February 18, 2028; and (iv) the termination date for the Series G American Depositary Shares Purchase Warrant shall be extended to December 13, 2028. Pursuant to the adoption of ASU 2021-04, the Company considered the guidance in in ASC 815-40-35-16 through ASC 815-40-35-18 regarding the modification or exchange of a freestanding equity-classified written call option, and recognized the incremental fair value of the warrants aforementioned as a debt discount or debt issuance cost in accordance with paragraph 815-40-35-17(b), in an amount of $1,330,000. The fair value of Series D, E and G Warrants immediately before the modification is estimated to be at $0.24, $0.09 and $0.29 per share, respectively by using Binomial Option Pricing Model with an expected term of 3.75, 0.75 and 4.57 years, respectively, a stock price of $1.07 per share, volatility of 58.23%, 91.63%, 57.98%, respectively, a risk free rate of 2.97%, 3.16% and 2.96%, respectively, and an expected dividend yield of 0%. The fair value of Series D, E and G Warrants after the modification is estimated to be at $0.35, $0.18 and $0.43 per share, respectively by using Binomial Option Pricing Model with an expected term of 5.75, 2.75 and 6.57 years, respectively, a stock price of $1.05 per share, volatility of 57.82%, 61.03% and 61.21%, respectively, a risk free rate of 2.96%, 2.97% and 2.97%, respectively, and an expected dividend yield of 0%.
Fair value of warrants amount									$ (1,260,354)	$ 470,804	$ (777,266)
Debt discount									206,000
Aggregate amount				$ 1,837,500		$ 3,656,800			77,500	743,500
Net of debt original issue discount									145,000
Accrued interest								$ 11,600
Converted shares (in Shares)								889,667
Recognized interest expense aggregating amount	214,000								445,000	796,000	20,000
Interest obligation										12,000	7,000
Amortization of debt discounts										784,000
Amortization of debt discount issuance cost											13,000
Debentures carried value	1,789,000								$ 1,330,000		$ 816,000
Warrant description									As a result of January 2021 Call Options as discussed in Note 13, exercise price of Series A and Series C Warrants was adjusted from $2.45 to $2.00.
Proceeds amount										$ 27,400,000
Issuance of ordinary shares (in Shares)										14,200,000
Maturity date									Nov. 17, 2024
Interest rate									8.00%
Interest paid in cash percentage									12.00%
Conversion price (in Dollars per share)									$ 0.75
Trade price percentage									85.00%
Derivative liability fair value	1,051,000								$ 625,000
Proceeds received									1,955,000
Debt issuance cost									1,330,000
Purchase additional debenture amount									$ 25,000,000
Conversion of May 2022 Convertible Debenture and the payment of make-whole interest by shares (in Shares)									3,194,885
May 2022 Convertible Debenture [Member]
Convertible Debentures (Details) [Line Items]
Conversion price (in Dollars per share)									$ 1
Purchase additional debenture amount									$ 630,000
December 2022 Debenture [Member]
Convertible Debentures (Details) [Line Items]
Received net proceeds									2,840,000
August and December 2022 Convertible Debentures [Member]
Convertible Debentures (Details) [Line Items]
Debentures carried value	2,059,000
Derivative liability fair value	$ 1,241,000
Series B Warrant [Member]
Convertible Debentures (Details) [Line Items]
Warrant term					2 years
Warrant to purchase shares (in Shares)					5,000,000
Exercise per share (in Dollars per share)					$ 2
Fair value of warrants amount									$ 157,000
Warrant shares (in Shares)									737,000
Series A Warrant [Member]
Convertible Debentures (Details) [Line Items]
Warrant to purchase shares (in Shares)					1,200,000
Exercise per share (in Dollars per share)					$ 2.45
Fair value of warrants amount									$ 206,000
Series C [Member]
Convertible Debentures (Details) [Line Items]
Warrant term					7 years
Warrant to purchase shares (in Shares)					7,500,000
Exercise per share (in Dollars per share)					$ 2.45
Fair value of warrants amount									375,000
Aggregate amount									803,000
Net of debt original issue discount									60,000
Series D [Member]
Convertible Debentures (Details) [Line Items]
Fair value of warrants amount									$ 802,000